INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 7:-	INVENTORIES

	December 31,
	2012	2011

Raw materials	$2,371	$1,155
Finished products	7,592	9,346

	$9,963	$10,501

For the years ended December 31, 2012, 2011 and 2010, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 1,200, $ 4,039 and $ 4,622, respectively.